NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended										12 Months Ended
	Jun. 14, 2021	Feb. 10, 2021	Jan. 13, 2020	Feb. 25, 2021	Dec. 17, 2020	Nov. 20, 2020	Oct. 30, 2020	Sep. 16, 2020	Jul. 02, 2020	Mar. 27, 2020	Jan. 30, 2020	Mar. 22, 2019	Oct. 03, 2018	Jun. 26, 2021	Jun. 27, 2020	Jun. 28, 2021	Jul. 12, 2019
Warrants issued							77,052,790	30,000,000
Principal term Loan							$ 7,705,279	$ 3,000,000
Increase in additional paid in capital								$ 405,480						$ 908,992,686	$ 791,172,613
Warrants adjusted price								$ 0.17
Warrants exercise price							$ 0.20	$ 0.20						$ 0.60
Warrants exercisable, issued														20,227,863
Warrants exercisable, per share														$ 0.34
Existing warrants, cancelled														20,227,863
Maturity Date							Sep. 14, 2025	Sep. 16, 2025						Dec. 31, 2022
Fair value of warrant issued														$ 799,949
Additional debt discount			$ 5,331,969					$ 542,986						906,436
Description of cancellation of warrant										Convertible Facility will bear interest from their date of issue at LIBOR plus 6.0% per annum. During the first twelve months, interest may be paid-in-kind (“PIK”) at the Company’s option such that any amount of PIK interest will be added to the outstanding principal of the Convertible Facility. The Company shall have the right after the first year, to prepay the outstanding principal amount of the Convertible Facility prior to maturity, in whole or in part, upon payment of 105% of the principal amount in the second year and 103% of the principal amount thereafter. The Notes (including all accrued interest and fees thereon) will be convertible, at the option of the holder, into Subordinate Voting Shares at any time prior to the close of business on the last business day immediately preceding the Maturity Date
Loss on extinguishment														16,142,113	43,800,931
Gain on disposal of assets														$ 581,051	(7,331,288)
Issuance of subordinate voting shares, shares														6,801,790
Issuance of subordinate voting shares, amount														$ 5,255,172
Accured interest														405,000
Tranche 2 [Member]
Warrants exercise price								$ 0.17
Warrants exercisable, issued								3,777,475
Purchase price per share																	$ 1.01
Tranche 5 [Member]
Warrants issued								5,700,000
Increase in funds under facility								$ 12,000,000
Description								The additional amounts are funded through incremental term loans at an interest rate of 18.0% per annum wherein 12.0% shall be paid in cash monthly in arrears and 6.0% shall accrue monthly as payment-in-kind. In connection with each incremental draw under the amended Facility, the Company shall issue warrants equal to 200% of the incremental term loan amount, divided by the greater of (a) $0.20 per share and (b) 115% multiplied
Rate of Interest								18.00%
Tranche 4 [Member]
Principal amount														$ 168,100,000
Warrants exercise price					$ 0.18									$ 0.16
Warrants exercisable, issued					3,597,100
Warrants outstanding														16,800,000
Tranche 3 [Member]
Warrants exercise price						$ 0.17
Warrants exercisable, issued						3,592,425
Purchase price per share																	$ 3.16
MM CAN USA [Member]
Description of cancellation of warrant												All Notes will have a maturity date of 36 months from the Closing Date (the “Maturity Date”), with a 12-month extension feature available to the Company on certain conditions, including payment of an extension fee of 1.0% of the principal amount under the outstanding Notes. All Notes will bear interest from their date of issue at LIBOR plus 6.0% per annum. During the first 12 months, interest may be paid-in-kind (“PIK”) at the Company’s option such that any amount of PIK interest will be added to the outstanding principal of the Notes. The Company shall have the right after the first year, to prepay the outstanding principal amount of the Notes prior to maturity, in whole or in part, upon payment of 105% of the principal amount in the second year and 103% of the principal amount thereafter.
MM CAN USA [Member] | October 1, 2018 [Member]
Issuance of subordinate voting shares, shares														8,105,642
Additional warrants issued														511,628
Purchase price per share																$ 4.97
Purchase price per share of additional warrant																$ 4.73
Hankey Capital [Member]
Principal amount													$ 77,675,000
Description			Company may prepay the amounts outstanding, on a non-revolving basis, at any time and from time to time, in whole or in part, without penalty. The amendment secured the Facility by a pledge of 100% of the equity interest in Project Compassion NY, LLC, which includes MedMen NY, Inc. and MMOF NY Retail, LLC
Description of cancellation of warrant			Further, the Company cancelled the existing 16,211,284 and 1,023,256 warrants issued to the lenders exercisable at $4.97 and $4.73 per share, respectively, representing 100% of the loan amount. The Company issued new warrants to the lenders totaling 40,455,729 warrants exercisable at $0.60 per share until December 31, 2022.
Rate of Interest									15.50%
Interest rate													7.50%
Prepayment penalty, percentage													1.00%
Hankey Capital [Member] | October 1, 2018 [Member]
Senior secured term loan facility														$ 73,275,000
GGP [Member]
Loss on extinguishment														$ (10,129,655)
New York Disposal Group [Member]
Principal amount									$ 83,123,291
Amendment fee									225,035
Modification fee									$ 1,000,000
Kannaboost Technology Inc. [Member]
Loss on extinguishment											$ 571,897
Debt amendment description											Company amended the secured promissory note issued in connection with the acquisition of Kannaboost Technology Inc. and CSI Solutions LLC (collectively referred to as “Level Up”) wherein the principal amount was amended from $12,000,000 to $13,000,000 and the maturity date was extended to April 8, 2020. On February 10, 2020
Extension fees											$ 500,000
Stable Road Capital [Member] | MM CAN USA [Member]
Issuance of subordinate voting shares, shares														8,105,642
Additional warrants issued														511,628
Purchase price per share														$ 4.97
Purchase price per share of additional warrant														$ 4.73
Acquisition Promissory Note [Member]
Principal amount														$ 12,173,250
Accured interest														1,202,180
Convertible Debt [Member]
Warrants exercise price								$ 0.21
Warrants exercisable, issued								3,293,413
Proceeds convertible debenture								$ 10,000,000
Interest rate								7.50%
Additional tranches amount								$ 1,000,000
Maximum tranche amount								$ 10,000,000
Interest paid								7.50%
Conversion of debt Amount								$ 1,000,000
Conversion price								$ 0.17
Voting share, greater than								$ 0.25
Amendment to Promissory Note [Member]
Principal amount														$ 3,500,000
Interest rate														9.00%
Loss on extinguishment														$ 400,000
Accured interest														400,000
PromissoryNote [Member]
Loss on extinguishment				$ 658,730
Issuance of subordinate voting shares, amount				$ 2,000,000
Notes Payable [Member]
Amendment fee															500,000
Issuance of subordinate voting shares, amount														$ 1,351,774	$ 4,393,342
Subordinate Voting [Member] | Warrant5 [Member]
Warrants issued		693,575
Warrants exercise price		$ 0.19
Subordinate Voting [Member] | Warrant4 [Member]
Warrants issued		741,260
Warrants exercise price		$ 0.18
Subordinate Voting [Member] | Warrant3 [Member]
Warrants issued		775,510
Warrants exercise price		$ 0.17
Subordinate Voting [Member] | Warrant2 [Member]
Warrants issued		761,205
Warrants exercise price		$ 0.18
Subordinate Voting [Member] | Warrant [Member]
Warrants issued		644,068
Warrants exercise price		$ 0.21
Loss on extinguishment		$ 4,010,022
Class B Subordinate Voting [Member] | Unsecured Convertible Facility [Member]
Warrants exercise price	$ 1,622,377
Issuance of subordinate voting shares, shares	16,014,663
Issuance of subordinate voting shares, amount	$ 2,371,782
Warrants outstanding	8,807,605